Intellectual Property And Contractual Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Intellectual Property And Contractual Agreements [Abstract]
Intellectual Property And Contractual Agreements

Note 7 — Contractual Agreements

RNAi-related

Debiopharm S.A. — In February 2011, we entered into a Research and License Agreement (the "Agreement") with Debiopharm S.A., a Swiss corporation ("Debiopharm"), pursuant to which we granted to Debiopharm an exclusive license to develop and commercialize our pre-clinical program in bladder cancer, for all uses in humans and animals for the prevention and treatment of superficial (non-muscle invasive) bladder cancer, in consideration of the payment by Debiopharm to us of up to $24 million based on predefined research and development milestones, plus royalties from the sales of products resulting under the Agreement and sublicensing payments. Among other things, the Agreement provides for certain licenses of our UsiRNA and liposomal technologies. Debiopharm will have full responsibility for the development and commercialization of any products arising from the partnership, and will fund our research and development costs up to an agreed upon amount for the bladder cancer program beginning in February 2011. Either party may terminate the agreement for material breach by the other party (subject to a 60-day cure period) or upon certain events involving bankruptcy or insolvency of the other party. Debiopharm may terminate the agreement without cause during the research period on 60 days' prior written notice to us, and may also terminate the agreement for scientific, technical regulatory or economic reasons after the research period but before marketing authorization on 90 days' prior written notice to us or after a marketing authorization is granted on 180 days' prior written notice to us. Upon termination, Debiopharm is obligated to make all payments accrued as of the effective date of termination.

Valeant Pharmaceuticals — In March 2010, we acquired intellectual property related to Conformationally Restricted Nucleotides ("CRN") from Valeant Pharmaceuticals North America in consideration of payment of a non-refundable licensing fee of $0.5 million which were included in research and development expense in 2010. Subject to meeting certain milestones triggering the obligation to make any such payments, we may be obligated to make a product development milestone payment of $5.0 million within 180 days of FDA approval of a New Drug Application for our first CRN related product and another product development milestone payment of $2.0 million within 180 days of FDA approval of a New Drug Application covering our second CRN related product. As of June 30, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. Valeant is entitled to receive earn-outs based upon a percentage in the low single digits of future commercial sales and earn-outs based upon a percentage in the low double digits of future revenue from sublicensing. Under the agreement we are required to use commercially reasonable efforts to develop and commercialize at least one covered product. If we have not made earn-out payments of at least $5.0 million prior to the sixth anniversary of the date of the agreement, we are required to pay Valeant an annual amount equal to $50,000 per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days' notice, or upon 10 days' notice in the event of adverse results from clinical studies. Upon termination, we are obligated to make all payments accrued as of the effective date of such termination but shall have no future payment obligations.

Novosom — In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES® liposomal-based delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UsiRNA therapeutics. We issued an aggregate of 1,419,487 shares of our common stock to Novosom as consideration for the acquired assets. The shares had an aggregate value equal to approximately $3.8 million, which was recorded as research and development expense. As additional consideration for the acquired assets, we will pay to Novosom an amount equal to 30% of the value of each upfront (or combined) payment actually received by us in respect of the license of liposomal-based delivery technology or related product or disposition of the liposomal-based delivery technology by us, up to a maximum of $3.3 million, which amount will be paid in shares of our common stock, or a combination of cash and shares of our common stock, in our discretion.

Roche — In February 2009, we entered into an agreement with F. Hoffmann-La Roche Inc., a New Jersey corporation, and F. Hoffmann-La Roche Ltd., a Swiss corporation (collectively, "Roche"), pursuant to which we granted to Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics, in consideration of the payment of a one-time, non-refundable licensing fee of $5.0 million. No additional royalties are payable to us under the agreement. The agreement will expire on a country-by-country basis upon the expiration date of the last to expire of the licensed patents in such country. Either party may terminate the agreement for material breach by the other party (subject to a 30-day cure period), or upon certain events involving the bankruptcy or insolvency of the other party.

Novartis — In March 2009, we entered into an agreement with Novartis Institutes for BioMedical Research, Inc. ("Novartis"), pursuant to which we granted to Novartis a worldwide, non-exclusive, irrevocable, perpetual, royalty-free, fully paid-up license, with the right to grant sublicenses, to our DiLA[2] -based siRNA delivery platform in consideration of a one-time, non-refundable fee of $7.25 million, which was recognized as license fee revenue in 2009. Novartis may terminate this agreement immediately upon written notice to us. Additionally, we entered into a separate agreement with Novartis to provide them with an exclusive period in which to negotiate a potential research and development collaboration as well as possible broader licensing rights related to our RNAi drug delivery platform. This exclusive period expired in 2009. Approximately $0.3 million was recognized as license fee revenue in 2009 under this separate agreement.

University of Michigan — In May 2008, we entered into an exclusive license agreement to intellectual property ("IP") from the University of Michigan covering cationic peptides for enhanced delivery of nucleic acids. These peptides have unique characteristics that we believe play an important role in improving the efficacy of delivery of RNAi-based therapeutics. We are currently using these peptides to create siRNA nanoparticles to enhance mRNA knockdown. Together with the DiLA[2] technology, these delivery peptides may improve the therapeutic potential of our drug candidates. In connection with the agreement, we paid a license issue fee of $120,000. An additional fee of $25,000 is payable annually and creditable against royalty payments.

Subject to the meeting of certain milestones triggering the obligation to make any such payments, we may be obligated to make product development milestone payments of up to $425,000 in the aggregate for each product developed under a licensed patent under this agreement. As of June 30, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. The royalty payment required to be made by us to the University of Michigan under this agreement is a percentage of net sales in the low single digits.

We sublicensed the IP under this agreement to Novartis on a nonexclusive basis in March 2009, at which time we paid an additional one–time fee of $362,500 to the University of Michigan, which eliminated the obligation to pay the University of Michigan any future royalties or milestones with respect to the Novartis sublicense. This fee was included in research and development expense.

This agreement will terminate on the expiration date of the last to expire patent licensed under the agreement, which expiration date is in 2019. Under the agreement, we agreed to use diligent and commercially reasonable efforts to exploit the patent rights and bring licensed products to market. If we fail to meet certain research and development milestones, the University of Michigan may terminate the agreement subject to a 30 day cure period. In addition, the University of Michigan may terminate this license upon written notice if the first commercial sale of a product does not occur on or before May 2017. We may terminate this agreement at any time upon 90 days' written notice.

University of Helsinki — In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The goal of the work involves our patented phage display library, the Trp Cage library, for the identification of peptides to target particular tissues or organs for a given disease. In December 2009, we received a patent allowance in the U.S. covering a targeting peptide for preferential delivery to lung tissues that was identified by us using the Trp Cage Library. We believe the Trp Cage library will be a source of additional peptides for evaluation in our delivery programs, and we will have a strong IP position for these peptides and their use. In 2010, we extended the term of the agreement and it will now terminate in June 2012. Either party may terminate the agreement for material breach by the other party, subject to a 30-day cure period.

Under this agreement, we may be obligated to make product development milestone payments of up to €275,000 in the aggregate for each product developed under this research agreement if certain milestones are met. As of June 30, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions that would trigger any such milestone payment obligations have not been satisfied. In addition, upon the first commercial sale of a product, we are required to pay an advance of €250,000 against which future royalties will be credited. The percentage royalty payment required to be made by us to the University of Helsinki under the terms of this agreement is a percentage of gross revenues derived from work performed under the Helsinki Agreement in the low single digits.

Ribotask ApS. — In June 2009, we announced the revision of the October 2008 agreement in which we had acquired the intellectual property related to Unlocked Nucleobase Analogs ("UNA") from Ribotask ApS, a privately held Danish company. The original agreement provided us with exclusive rights for the development and commercialization of therapeutics incorporating UNAs. The amended agreement eliminated our obligation to pay all milestone and royalty payments and provided full financial and transactional control of our proprietary UNA technology.

Under the October 2008 agreement we made payments to Ribotask totaling $500,000. We sublicensed the IP under this agreement to Roche on a nonexclusive basis in February 2009, at which time we paid an additional $250,000 to Ribotask, which eliminated the obligation to pay Ribotask any future royalties or milestones with respect to the Roche sublicense. In connection with the June 2009 amendment, we issued 151,515 shares of our common stock valued at approximately $1.0 million to Ribotask ApS and agreed to pay $1.0 million in four installments of $250,000 each due at various intervals through July 2010.

In June 2010, we expanded our rights under the previous agreement with Ribotask to include exclusive rights to the development and commercialization of UNA-based diagnostics. In connection with this amendment, we agreed to pay Ribotask $750,000 in three equal payments of $250,000 each. In March 2011, the agreement was amended to change the payment terms for the diagnostic rights. The first payment of $250,000 was made in November 2010. The remaining payments will be made as follows: a payment of $50,000 at execution of the amendment with the remaining $400,000 to be paid in eight monthly payments of $50,000 beginning May 1, 2011. In addition we issued 113,766 shares of our common stock valued at approximately $80,000 to Ribotask on March 3, 2011, which shares have been registered for resale on a registration statement on Form S-3 that we filed on March 14, 2011.

In connection with our agreements, as amended, we granted Ribotask a royalty-bearing, world-wide exclusive license to use the assigned patents to develop and sell products intended solely for use as reagents or for testing. The royalty rates to be paid to us by Ribotask are a percentage in the low single digits.

University of British Columbia — In November 2009, we expanded and extended a previous agreement established in 2008 with University of British Columbia/Vancouver Prostate Centre ("VPC") in the area of bladder cancer. The focus of the expanded agreement will be the evaluation of additional critical targets in bladder cancer and the therapeutic impact on tumor biology and growth. The research agreement requires that we make payments for work completed under an agreed work plan. Through June 30, 2011, we have recognized approximately $0.2 million as research and development expense under this agreement. The agreement may be terminated by either party with 90 days' written notice. The current contract period has been extended and will now terminate November 30, 2011.

Intranasal related

Cypress Bioscience, Inc. — In August 2010, we entered into an Asset Purchase Agreement with Cypress Bioscience, Inc. ("Cypress") under which Cypress acquired our patent rights and technology related to carbetocin, a long-acting analog of oxytocin, a naturally produced hormone that may benefit individuals with autism. Under the agreement, we received an upfront payment of $750,000 and we could receive milestone payments up to $27 million. Cypress will be responsible for all future development and IP related expenses. In addition, Cypress will pay us royalties, in single digit percentages, based on commercial sales.

Par Pharmaceutical — In 2009, we entered into an Asset Purchase Agreement with Par Pharmaceutical ("Par") pursuant to which, among other things, a 2004 License and Supply Agreement with Par was terminated. Under the Asset Purchase Agreement, Par acquired certain assets pertaining to calcitonin nasal spray for osteoporosis. We received $0.8 million in cash and were entitled to receive earn-out payments for five years based on commercial sales of calcitonin. Calcitonin received full FDA approval and was launched in June 2009. We recognized approximately $0.1 million in revenue relating to earn-out payments based on commercial sales of calcitonin in the first quarter of 2010. In December 2010, we entered into an amendment of the Asset Purchase Agreement under which Par agreed to pay us a lump-sum cash payment of $700,000 in lieu of profit sharing for the remainder of the earn-out payment period, which we recognized as revenue in 2010.

Amylin Pharmaceuticals, Inc. — In January 2009 we amended our 2006 License Agreement with Amylin Pharmaceuticals, Inc. for the development of intranasal exenatide. The License Agreement, as amended, provides for an accelerated $1.0 million milestone payment to us in January 2009, a reduction in the aggregate amount of milestone payments that could be due to us from $89 million to $80 million, and a reduction in the percentage royalty rate payable upon commercial sales of a product to the low single digits. Additionally, as a result of the amendment, we are no longer responsible for any further development of the nasal spray formulation of intranasal exenatide or its manufacture. Either party may terminate the agreement for breach of any material provision of the agreement upon 60 days' notice of the breach and subject to a 60 day cure period. Amylin may also terminate the agreement upon 90 days' written notice.

Note 9 — Intellectual Property and Contractual Agreements

RNAi-related

Valeant Pharmaceuticals — In March 2010, we acquired intellectual property related to Conformationally Restricted Nucleotides ("CRN") from Valeant Pharmaceuticals North America in consideration of payment of a non-refundable licensing fee of $0.5 million due in equal portions in April and July 2010, which were included in research and development expense in 2010 and have been paid in full. Subject to meeting of certain milestones triggering the obligation to make any such payments, we may be obligated to make a product development milestone payment of $5.0 million within 180 days of FDA approval of a New Drug Application for our first CRN related product and another product development milestone payment of $2.0 million within 180 days of FDA approval of a New Drug Application covering our second CRN related product. As of December 31, 2010, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. Valeant is entitled to receive earn-outs in the low single digits based upon future commercial sales and earn-outs in the low double digits based upon future revenue from sublicensing. Under the agreement we are required to use commercially reasonable efforts to develop and commercialize at least one covered product. If we have not made earn-out payments of at least $5.0 million prior to the sixth anniversary of the date of the agreement, we are required to pay Valeant an annual amount equal to $50,000 per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any Valid Claim in such country. We may terminate the agreement upon 30 days' notice, or upon 10 days' notice in the event of adverse results from clinical studies. Upon termination, we are obligated to make all payments accrued as of the effective date of such termination but shall have no future payment obligations.

Novosom — In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES® liposomal-based delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UsiRNA therapeutics. We issued an aggregate of 1,419,487 shares of our common stock to Novosom as consideration for the acquired assets. The shares had an aggregate value equal to approximately $3.8 million, which was recorded as research and development expense. As additional consideration for the acquired assets, we will pay to Novosom an amount equal to 30% of the value of each upfront (or combined) payment actually received by us in respect of the license of liposomal-based delivery technology or related product or disposition of the liposomal-based delivery technology by us, up to a maximum of $3.3 million, which amount will be paid in shares of our common stock, or a combination of cash and shares of our common stock, in our discretion.

Roche — In February 2009, we entered into an agreement with F. Hoffmann-La Roche Inc., a New Jersey corporation, and F. Hoffmann-La Roche Ltd., a Swiss corporation (collectively, "Roche"), pursuant to which we granted to Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics, in consideration of the payment of a one-time, non-refundable licensing fee of $5.0 million. No additional royalties are payable to us under the agreement. The agreement will expire on a country-by-country basis upon the expiration date of the last to expire of the licensed patents in such country. Either party may terminate the agreement for material breach by the other party (subject to a 30-day cure period), or upon certain events involving the bankruptcy or insolvency of the other party.

Novartis — In March 2009, we entered into an agreement with Novartis Institutes for BioMedical Research, Inc. ("Novartis"), pursuant to which we granted to Novartis a worldwide, non-exclusive, irrevocable, perpetual, royalty-free, fully paid-up license, with the right to grant sublicenses, to our DiLA[2] -based siRNA delivery platform in consideration of a one-time, non-refundable fee of $7.25 million, which was recognized as license fee revenue in 2009. Novartis may terminate this agreement immediately upon written notice to us. We believe this agreement represents strong third-party validation of the siRNA delivery aspect of our RNAi drug discovery platform. Additionally, we entered into a separate agreement with Novartis to provide them with an exclusive period in which to negotiate a potential research and development collaboration as well as possible broader licensing rights related to our RNAi drug delivery platform. This exclusive period expired in 2009. Approximately $0.3 million was recognized as license fee revenue in 2009 under this separate agreement.

University of Michigan — In May 2008, we entered into an exclusive license agreement to Intellectual Property ("IP") from the University of Michigan covering cationic peptides for enhanced delivery of nucleic acids. These peptides have unique characteristics that we believe play an important role in improving the efficacy of delivery of RNAi-based therapeutics. We are currently using these peptides to create siRNA nanoparticles to enhance mRNA knockdown. Together with the DiLA[2] technology, these delivery peptides may improve the therapeutic potential of our drug candidates. In connection with the agreement, we paid a license issue fee of $120,000. An additional fee of $25,000 is payable annually and creditable against royalty payments.

Subject to the meeting of certain milestones triggering the obligation to make any such payments, we may be obligated to make product development milestone payments of up to $425,000 in the aggregate for each product developed under a licensed patent under this agreement. As of December 31, 2010, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. The royalty payment required to be made by us to the University of Michigan under this agreement is a percentage of net sales in the low single digits.

We sublicensed the IP under this agreement to Novartis on a nonexclusive basis in March 2009, at which time we paid an additional one–time fee of $362,500 to the University of Michigan, which eliminated the obligation to pay the University of Michigan any future royalties or milestones with respect to the Novartis sublicense. This fee was included in research and development expense.

This agreement will terminate on the expiration date of the last to expire patent licensed under the agreement, which expiration date is in 2019. Under the agreement, we agreed to use diligent and commercially reasonable efforts to exploit the patent rights and bring licensed products to market. If we fail to meet certain research and development milestones, the University of Michigan may terminate the agreement subject to a thirty day cure period. In addition, the University of Michigan may terminate this license upon written notice if the first commercial sale of a product does not occur on or before May 2017. We may terminate this agreement at any time upon ninety days' written notice.

University of Helsinki — In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The goal of the work involves our patented phage display library, the Trp Cage library, for the identification of peptides to target particular tissues or organs for a given disease. In December 2009, we received a patent allowance in the US covering a targeting peptide for preferential delivery to lung tissues that was identified by us using the Trp Cage Library. We believe the Trp Cage library will be a source of additional peptides for evaluation in our delivery programs, and we will have a strong IP position for these peptides and their use. In 2010, we extended the term of the agreement and it will now terminate in June 2012. Either party may terminate the agreement for material breach by the other party, subject to a 30-day cure period.

Under this agreement, we may be obligated to make product development milestone payments of up to €275,000 in the aggregate for each product developed under this research agreement if certain milestones are met. As of December 31, 2010, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions that would trigger any such milestone payment obligations have not been satisfied. In addition, upon the first commercial sale of a product, we are required to pay an advance of €250,000 against which future royalties will be credited. The percentage royalty payment required to be made by us to the University of Helsinki under the terms of this agreement is a percentage of gross revenues derived from work performed under the Helsinki Agreement in the low single digits.

Ribotask ApS. In June 2009, we announced the revision of the October 2008 agreement in which we had acquired the intellectual property related to Unlocked Nucleobase Analogs (UNA) from Ribotask ApS, a privately held Danish company. The original agreement provided us with exclusive rights for the development and commercialization of therapeutics incorporating UNAs. The amended agreement eliminated our obligation to pay all milestone and royalty payments and provided full financial and transactional control of our proprietary UNA technology. Our UsiRNA construct has been verified in multiple cell and in vivo models to be highly potent and efficacious for RNAi. Substitution of UNA within siRNA, creating the UsiRNA construct, has been shown to provide greater target specificity.

In June 2010, we expanded our rights under the previous agreement with Ribotask to include exclusive rights to the development and commercialization of UNA-based diagnostics. In connection with this amendment, we agreed to pay Ribotask $750,000 in three equal payments of $250,000 each. In March 2011, the agreement was amended to change the payment terms for the diagnostic rights. The first payment of $250,000 was made in November 2010. The remaining payments will be made as follows: a payment of $50,000 at execution of the amendment with the remaining $400,000 to be paid in eight monthly payments of $50,000 beginning May 1, 2011. In addition we issued 113,766 shares of our common stock valued at approximately $80,000 to Ribotask on March 3, 2011, for which we filed a resale registration statement on Form S-3 on March 14, 2011.

Under the October 2008 agreement we made payments to Ribotask totaling $500,000. We sublicensed the IP under this agreement to Roche on a nonexclusive basis in February 2009, at which time we paid an additional $250,000 to Ribotask, which eliminated the obligation to pay Ribotask any future royalties or milestones with respect to the Roche sublicense. In connection with the June 2009 amendment, we issued 151,515 shares of our common stock valued at approximately $1.0 million to Ribotask ApS and agreed to pay $1.0 million in four installments of $250,000 each due at various intervals through July 2010.

In connection with our agreements, as amended, we granted Ribotask a royalty-bearing, world-wide exclusive license to use the assigned patents to develop and sell products intended solely for use as reagents or for testing. The royalty rates to be paid to us by Ribotask are in the low single digits and to date we have not recognized any revenue under this agreement, as amended.

With the newly acquired exclusive rights to UNA technology combined with the exclusive rights to Conformationally Restricted Nucleotide (CRN) technology for both therapeutics and diagnostics acquired in March 2010 from Valeant Pharmaceuticals, we have established one of the few intellectual property portfolios supporting a nucleic acid-based personalized medicine platform with the ability to pursue proprietary nucleic acid-based therapeutics and diagnostics.

University of British Columbia — In November 2009, we expanded and extended a previous agreement established in 2008 with University of British Columbia/Vancouver Prostate Centre (VPC) in the area of bladder cancer. The VPC is a National Centre for Excellence for translational research and this agreement provides us access to cutting-edge bladder cancer models and evaluation techniques and interactions with world-renowned researchers and clinicians. Data derived from studies conducted under this agreement have already demonstrated the potency of UsiRNAs and DiLA[2] -based delivery for inhibition of target mRNA and reduction in tumor growth. The focus of the expanded agreement will be the evaluation of additional critical targets in bladder cancer and the therapeutic impact on tumor biology and growth. The research agreement requires that we make payments for work completed under an agreed work plan. Through December 31, 2010, we have recognized approximately $0.2 million as research and development expense under this agreement. The agreement may be terminated by either party with ninety days' written notice. The current contract period has been extended and will now terminate November 30, 2011.

Intranasal related

Cypress Bioscience, Inc. — In August 2010 we entered into an Asset Purchase Agreement with Cypress Bioscience, Inc. ("Cypress") under which Cypress acquired our patent rights and technology related to carbetocin, a long-acting analog of oxytocin, a naturally produced hormone that may benefit individuals with autism. Under the agreement, we received an upfront payment of $750,000 and we could receive milestone payments up to $27 million. Cypress will be responsible for all future development and IP related expenses. In addition, Cypress will pay us royalties, in the single digits, on commercial sales.

Par Pharmaceutical — In 2009 we entered into an Asset Purchase Agreement with Par Pharmaceutical ("Par") pursuant to which, among other things, a 2004 License and Supply Agreement with Par, and a 2005 Supply Agreement with QOL Medical LLC, were terminated. Under the Asset Purchase Agreement, Par acquired certain assets pertaining to calcitonin, including our ANDA for generic calcitonin-salmon nasal spray, inventories, tooling and equipment, and the related technology, trade secrets, know-how, proprietary information and other intellectual property rights, and assumed certain contracts, including our manufacturing obligation to QOL Medical as well as our two building leases related to our operations in Hauppauge, New York. We received $0.8 million in cash and were entitled to receive earn-out payments for five years based on commercial sales of calcitonin. Calcitonin received full FDA approval and was launched in June 2009. We recognized a gain of approximately $0.1 million on the asset sale to Par which is included as an offset to research and development expense in 2009. In addition, in 2009 we recognized approximately $0.1 million in revenue for services provided under the Asset Purchase Agreement. We recognized approximately $0.1 million and $0.5 million in revenue relating to earn-out payments based on commercial sales of calcitonin in 2009 and 2010. In December 2010, we entered into an amendment of the Asset Purchase Agreement under which Par agreed to pay us a lump-sum cash payment of $700,000 in lieu of profit sharing for the remainder of the earn-out payment period, which we recognized as revenue in 2010.

Amylin Pharmaceuticals, Inc. — In January 2009 we amended our 2006 License Agreement with Amylin Pharmaceuticals, Inc. for the development of intranasal exenatide. The License Agreement, as amended, provides for an accelerated $1.0 million milestone payment to us in January 2009, a reduction in the aggregate amount of milestone payments that could be due to us from $89 million to $80 million, and a reduction in the royalty rate payable upon commercial sales of a product to the low single digits. Additionally, as a result of the amendment, we are no longer responsible for any further development of the nasal spray formulation of intranasal exenatide or its manufacture. Either party may terminate the agreement for breach of any material provision of the agreement upon sixty days' notice of the breach and subject to a sixty day cure period. Amylin may also terminate the agreement upon ninety days' written notice.

Thiakis Limited ("Thiakis") — In 2004, we acquired exclusive worldwide rights to the Imperial College Innovations and Oregon Health & Science University PYY patent applications in the field of nasal delivery of PYY and the use of glucagon-like peptide-1 (GLP-1) used in conjunction with PYY for the treatment of obesity, diabetes and other metabolic conditions. We recorded $1.2 million in research and development expense in 2008 related to the estimated obligations under this license agreement at December 31, 2008. In April 2009 we entered into a Deed of Release and termination pursuant to which we agreed to pay $1.1 million, payable in quarterly amounts commencing April 2009 and ending April 2010. The difference between $1.1 million and the amount originally estimated was recorded as reduction of expense in 2009. In February 2010, we amended the payment schedule for the final two payments totaling $450,000 such that $50,000 was paid in February 2010, $200,000 was paid in April 2010 and a final payment in the amount of $210,000 was paid in June 2010. The final payment included $10,000 representing interest.

Other

QOL Medical LLC — In October 2005, we entered into a supply agreement with QOL (the "QOL Agreement") under which, subject to certain limitations, we were obligated to manufacture and supply, and QOL was obligated to purchase from us, all of QOL's requirements for Nascobal® brand products for vitamin B12 (cyanocobalamin) deficiency in patients with pernicious anemia, Crohn's Disease, HIV/ AIDS and multiple sclerosis. Under the terms of the QOL Agreement we received a $2.0 million upfront fee, which was being recognized ratably over the five-year life of the QOL Agreement. In connection with the Asset Purchase Agreement with Par Pharmaceutical which we entered into in March 2009, the QOL Agreement was terminated. We recognized approximately $0.7 million in deferred revenue related to the QOL Agreement in 2009.